Correction of Previously Issued Misstated Unaudited Condensed Consolidated Financial Statements (Details) - Schedule of cash flows	6 Months Ended
Jan. 31, 2021 USD ($)
As Previously reported [Member]
Correction of Previously Issued Misstated Unaudited Condensed Consolidated Financial Statements (Details) - Schedule of cash flows [Line Items]
Net loss	$ (7,175,067)
Less: net loss from discontinued operations	5,818,787
Adjustments [Member]
Correction of Previously Issued Misstated Unaudited Condensed Consolidated Financial Statements (Details) - Schedule of cash flows [Line Items]
Net loss	(807,111)
Less: net loss from discontinued operations	807,111
As Revised [Member]
Correction of Previously Issued Misstated Unaudited Condensed Consolidated Financial Statements (Details) - Schedule of cash flows [Line Items]
Net loss	(7,982,178)
Less: net loss from discontinued operations	$ 6,625,898